COMMITMENTS AND CONTINGENCIES - SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries		3 Months Ended			12 Months Ended
	Mar. 06, 2025 USD ($) tranche $ / shares shares	Mar. 31, 2026 USD ($)	Dec. 31, 2025 shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued (in shares) | shares	835,217
Purchase price	$ 1,000
Exercise price (usd per share) | $ / shares	$ 15.00
Fully diluted capitalization at issue	2.72%
Fully diluted capitalization at issue, number of tranches | tranche	4
Fully diluted capitalization at issue, rate per tranche	0.68%
Warrants, term	3 years
Exchange collateral held in digital asset	30.00%
Exchange collateral held in digital asset period	4 months
Grant date fair value	$ 4,678,886
Grant date fair value (usd per share) | $ / shares	$ 5.60
Award vesting period					4 years
Compensation expense				$ 7,236,667	$ 10,584,431
J Digital 6 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value	$ 4,678,886
Grant date fair value (usd per share) | $ / shares	$ 5.60
Vested in period (in shares) | shares			208,804		208,804
Award vesting period			4 months
Compensation expense		$ 438,645			$ 731,076